Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	26 Months Ended	29 Months Ended	60 Months Ended	84 Months Ended	107 Months Ended	116 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	May 02, 2022	Feb. 01, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 28, 2017	Jun. 30, 2016	Jul. 29, 2015	Jun. 30, 2015	Nov. 12, 2014	Jun. 30, 2014
C000107482
Account Value [Line Items]
Account Value	$ 32,319	$ 32,319	$ 32,319	$ 32,319	$ 32,319	$ 32,319	$ 32,319	$ 32,319	$ 25,869	$ 22,355			$ 24,252	$ 17,005	$ 16,280	$ 14,884	$ 12,903		$ 11,052		$ 10,834		$ 10,000
Average Annual Return, Percent	24.93%			14.70%				12.45%
C000107482 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	24.93%			14.70%				12.45%
C000147183
Account Value [Line Items]
Account Value	$ 20,028	20,028	20,028	$ 20,028	20,028	20,028	$ 20,028	$ 20,028	17,686	15,407			19,198	13,891	13,958	12,694	11,465		9,412		9,743	$ 9,579
Average Annual Return, Percent	8.44%			6.56%			7.48%
C000147183 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	13.24%			7.49%			7.96%
C000107480
Account Value [Line Items]
Account Value	$ 30,156	30,156	30,156	$ 30,156	30,156	30,156	$ 30,156	$ 30,156	24,199	20,974			22,805	16,025	15,382	14,102	12,259		10,525		10,345		9,577
Average Annual Return, Percent	19.31%			13.42%				11.67%
C000107480 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	24.62%			14.41%				12.15%
C000180082
Account Value [Line Items]
Account Value	$ 24,855	24,855	24,855	$ 24,855	$ 24,855	24,855	24,855	$ 24,855	21,507	17,991			21,763	15,050	13,067	11,542	9,910	$ 10,000
Average Annual Return, Percent	15.56%			13.72%	13.88%
C000180082 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.56%			13.72%	13.88%
C000107477
Account Value [Line Items]
Account Value	$ 32,295	32,295	32,295	$ 32,295	$ 32,295	32,295	32,295	$ 32,295	25,849	22,345			24,240	16,995	16,273	14,883	12,905		11,047		10,840		10,000
Average Annual Return, Percent	24.94%			14.69%				12.44%
C000107477 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	24.94%			14.69%				12.44%
C000107481
Account Value [Line Items]
Account Value	$ 29,217	29,217	29,217	$ 29,217	29,217	29,217	29,217	$ 29,217	23,634	20,644			22,609	16,006	15,486	14,304	12,526		10,836		10,731		10,000
Average Annual Return, Percent	22.62%			13.54%				11.32%
C000107481 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	23.62%			13.54%				11.32%
C000236906
Account Value [Line Items]
Account Value	$ 12,407	$ 12,407	12,407	$ 12,407	12,407	12,407	12,407	$ 12,407	10,842	9,160	$ 10,000
Average Annual Return, Percent	13.43%	10.45%
C000236906 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.43%	10.45%
C000158544
Account Value [Line Items]
Account Value	$ 16,201	$ 16,201	16,201	$ 16,201	16,201	$ 16,201	16,201	16,201	14,112	12,621			14,790	11,999	12,517	12,509	11,325		9,937	$ 10,000
Average Annual Return, Percent	14.80%			5.30%		5.56%
C000158544 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	14.80%			5.30%		5.56%
C000147177
Account Value [Line Items]
Account Value	$ 19,435	19,435	19,435	$ 19,435	19,435	$ 19,435	$ 19,435	19,435	17,302	15,186			19,051	13,895	14,060	12,884	11,727		9,708		10,122	10,000
Average Annual Return, Percent	11.33%			6.69%			7.14%
C000147177 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	12.33%			6.69%			7.14%
C000147182
Account Value [Line Items]
Account Value	$ 21,407	21,407	21,407	$ 21,407	21,407	21,407	$ 21,407	21,407	18,860	16,382			20,360	14,696	14,733	13,368	12,041		9,863		10,186	10,000
Average Annual Return, Percent	13.51%			7.76%			8.22%
C000147182 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	13.51%			7.76%			8.22%
C000230112
Account Value [Line Items]
Account Value	$ 11,361	11,361	$ 11,361	$ 11,361	11,361	11,361	$ 11,361	11,361	9,832	8,226		$ 10,000
Average Annual Return, Percent	15.55%		5.44%
C000230112 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.55%		5.44%
C000230111
Account Value [Line Items]
Account Value	$ 10,826	10,826	$ 10,826	10,826	10,826	10,826	10,826	10,826	9,387	7,867		9,575
Average Annual Return, Percent	10.43%		3.35%
C000230111 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.34%		5.23%
S&P 500 Index
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521	$ 33,521	33,521	33,521	$ 33,521	26,912	22,503	$ 10,000	$ 10,000	25,175	17,881	16,633	15,064	13,170	$ 10,000	11,171		10,742		$ 10,000
Average Annual Return, Percent	24.56%	15.56%	9.94%	15.05%	14.14%			12.86%
C000180082 S&P 500 Index
Account Value [Line Items]
Account Value	$ 25,273	$ 25,273	$ 25,273	$ 25,273	$ 25,273	25,273	25,273	$ 25,273	20,291	16,966			18,981	13,482	12,541	11,357	9,930
C000230111 S&P 500 Index
Account Value [Line Items]
Account Value	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	10,095	8,441
C000236906 S&P 500 Index
Account Value [Line Items]
Account Value	13,692	13,692	13,692	13,692	13,692	13,692	13,692	13,692	10,992	9,191
C000230112 S&P 500 Index
Account Value [Line Items]
Account Value	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	10,095	8,441
MSCI ACWI (net)
Account Value [Line Items]
Account Value	$ 22,790	22,790	22,790	$ 22,790	22,790	22,790	$ 22,790	22,790	19,091	16,383			19,446	13,963	13,674	12,932	11,679		9,832		$ 10,213	$ 10,000
Average Annual Return, Percent	19.38%			10.76%			8.92%
MSCI EAFE Index (net)
Account Value [Line Items]
Account Value	$ 15,786	$ 15,786	$ 15,786	$ 15,786	$ 15,786	$ 15,786	$ 15,786	$ 15,786	$ 14,153	$ 11,916			$ 14,491	$ 10,949	$ 11,541	$ 11,418	$ 10,687		$ 8,886	$ 10,000
Average Annual Return, Percent	11.54%			6.46%		5.25%